March 8, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AUSA Life Insurance Company, Inc. Separate Account C -
     Prism Variable Annuity
     File No. 333-65159, 811-9062, CIK 947506
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), AUSA Life Insurance Company, Inc. Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 . Calvert Variable Series, Inc. (CIK: 708950) filed February 28, 2001 . Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed
   February 23, 2001


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,



Brenda D. Sneed
Assistant General Counsel

March 8, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AUSA Life Insurance Company, Inc. Separate Account C -
     AUSA Marquee Variable Annuity
     File No. 333-65145, 811-9062, CIK 947506
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), AUSA Life Insurance Company, Inc. Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc. and OCC Accumulation Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Variable Insurance Products Fund (CIK: 356494) filed February 26, 2001
 . Variable Insurance Products Fund II (CIK: 831016) filed February 26, 2001 . Dreyfus Variable Investment Fund (CIK: 813383) filed February 28, 2001
 .  T. Rowe Price International Series, Inc. (CIK: 918292) filed
   February 27, 2001
 .  T. Rowe Price Equity Series, Inc.(CIK: 918294) filed February 27, 2001
      T. Rowe Price Equity Income Portfolio filed March 1, 2001
      T. Rowe Price New America Growth Portfolio filed February 26, 2001
 .  OCC Accumulation Trust (CIK: 923185) filed February 28, 2001

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,



Brenda D. Sneed
Assistant General Counsel